Consolidated Statement of Loss and Deficit (USD $)	12 Months Ended			64 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013
Income
Interest Income	$ 169	$ 194	$ 215	$ 774
Operating Expenses
General and administrative	4,408	3,629	3,824	15,672
Stock based compensation	236	499	1,546	3,279
Depreciation and accretion	39	340	45	486
Foreign exchange (gain) loss	(174)	195	64	5
Impairment of oil and gas properties	171	23,162	8,472	31,805
Writedown of KOS investment	0	0	25	50
Total Operating Expenses	4,680	27,825	13,976	51,297
Net Loss and Comprehensive Loss	(4,511)	(27,631)	(13,761)	(50,523)
Deficit, beginning of period	(46,012)	(18,381)	(4,620)	0
Deficit, end of period	$ (50,523)	$ (46,012)	$ (18,381)	$ (50,523)
Basic and diluted loss per share:	$ (0.01)	$ (0.08)	$ (0.04)
Weighted average shares outstanding during the year:	359,635,408	359,527,912	333,580,968